August 2, 2013

Virtus Equity Trust

101 Munson Street

Greenfield, Massachusetts 01301

Telephone: 860-263-4791

Facsimile: 860-241-1028

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Virtus Equity Trust

1933 Act/Rule 497(j)

CIK 0000034273

File No. 002-16590 and 811-00945

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on July 26, 2013.

Sincerely,

/s/ Kevin J. Carr
Kevin J. Carr
Vice President, Counsel and Chief Legal Officer Virtus Mutual Funds

cc:	Ann Flood